S-K 1602(a)(4) Forepart, Adjusted NTBV	Jun. 30, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.6
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.1
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.15
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.06
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.94
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.61)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.61
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.6
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.9
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.1
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.15
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.08
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.92
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	(0.56)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 10.56